Interim Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Profit or loss [abstract]
Revenue	$ 9,107	$ 7,984	$ 21,635	$ 17,388
Production costs	(5,790)	(3,681)	(11,636)	(8,189)
Royalty	(593)	(603)	(1,535)	(1,298)
Depreciation	(580)	(428)	(1,486)	(912)
Total cost of sales	(6,963)	(4,712)	(14,657)	(10,399)
Gross profit	2,144	3,272	6,978	6,989
General and administrative expenses	(3,386)	(1,767)	(4,811)	(3,978)
Change in fair value of derivative financial instruments	839	1,600	1,658	1,799
Foreign exchange (losses) gains	(76)	142	(153)	62
Interest and other expenses	(1,320)	(445)	(1,641)	(918)
(Loss) income before tax	(1,799)	2,802	2,031	3,954
Income tax expense	(142)	(881)	(1,835)	(2,072)
Net (loss) income and comprehensive (loss) income	(1,941)	1,921	196	1,882
Shareholders	(2,521)	1,080	(1,540)	114
Non-controlling interest	580	841	1,736	1,768
Net (loss) income and comprehensive (loss) income	$ (1,941)	$ 1,921	$ 196	$ 1,882
Basic (loss) earnings per share	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
Diluted (loss) earnings per share	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00